Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 446,291,743.00
Previously Paid Amount	0.00
Total Fee Amount	61,632.89
Total Offset Amount	0.00
Net Fee	$ 61,632.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A